Income Tax Expenses - Summary of Income Tax Expense Income Reconciled to Loss Before Taxation as Per Consolidated Statements (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before taxation			$ (240,810)	$ (94,796)	$ (74,905)
Tax at the US federal tax rate of 21%			(50,570)	(19,907)	(15,730)
Tax effect of expenses not deductible for tax purpose			45,739	20,419	10,258
Tax effect of income not taxable for tax purpose			(257)	(309)	(386)
Tax effect of additional qualified expenses deductible for tax purpose (note)			(1,517)	0	0
over-provision in respect of prior years			0	0	(58)
Tax effect of tax losses not recognized			7,027	360	6,461
Tax effect of CARES Act			0	0	(205)
Tax effect of foreign tax differential rates			(421)	(562)	(425)
Tax expense (income)	$ 10	$ 1	$ 1	$ 1	$ (85)